Risk Management and Derivative Instruments (Details) - Not designated as Hedging Instrument - Commodity Derivatives $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 MMBTU $ / bbl $ / Boe	Dec. 31, 2014 USD ($) item MMBTU $ / bbl $ / MMBTU
Risk Management and Derivative Instruments
Maximum loss exposure under commodity derivative contracts on failure of the entity's counterparty's performance | $		$ 126.7
Oil | WTI | Swaps | 2015
Risk Management and Derivative Instruments
Hedged Volume | item		3,276,000
Weighted-Average Fixed Price | $ / bbl	71.56	88.72
Natural Gas | Swaps | 2014
Risk Management and Derivative Instruments
Hedged Volume, not settled in cash		2,170,000
Natural Gas | Swaps | 2015
Risk Management and Derivative Instruments
Hedged Volume | item		20,050,000
Weighted-Average Fixed Price	4.13	4.15
Hedged Volume, not settled in cash	1,550,000